Other Receivables	12 Months Ended
Dec. 31, 2012
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
	2012	2011
	$	$

Other receivables include:

Prepayments and accrued income	86	80
Interest receivable	1	3
Related parties. See Note 6.	2	3
Exploration debtors	4	7
Royalties receivable	-	14
Short-term loans	45	12
Deferred loan fees	2	5
Other debtors	5	11
	145	135